Pensions	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]

19 Pensions

The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Equinor ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities. These notional pension liabilities are regulated equal to the return on asset within the main contribution plan. See note 2 Significant accounting policies to the Consolidated financial statements for more information about the accounting treatment of the notional contribution plans reported in Equinor ASA.

In addition, Equinor ASA has a defined benefit plan. This benefit plan was closed in 2015 for new employees and for employees with more than 15 year to regular retirement age. Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme. The Norwegian companies in the group are subject to, and complies with, the requirements of the Norwegian Mandatory Company Pensions Act.

The defined benefit plans in Norway are managed and financed through Equinor Pensjon (Equinor's pension fund - hereafter Equinor Pension). Equinor Pension is an independent pension fund that covers the employees in Equinor's Norwegian companies. The pension fund's assets are kept separate from the company's and group companies' assets. Equinor Pension is supervised by the Financial Supervisory Authority of Norway ("Finanstilsynet") and is licenced to operate as a pension fund.

Equinor is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income, but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G). The premium is payable for all employees until age 62. Pension from the AFP scheme will be paid from the AFP plan administrator to employees for their full lifetime. Equinor has determined that its obligations under this multi-employer defined benefit plan can be estimated with sufficient reliability for recognition purposes. Accordingly, the estimated proportionate share of the AFP plan is recognised as a defined benefit obligation.

The present values of the defined benefit obligation, except for the notional contribution plan, and the related current service cost and past service cost are measured using the projected unit credit method. The assumptions for salary increase, increases in pension payments and social security base amount are based on agreed regulation in the plans, historical observations, future expectations of the assumptions and the relationship between these assumptions. At 31 December 2020, the discount rate for the defined benefit plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of Equinor's payment portfolio for earned benefits, which was calculated to be 15.6 years at the end of 2020. Social security tax is calculated based on a pension plan's net funded status and is included in the defined benefit obligation.

The recognition of a net surplus for the funded plan is based on the assumption that the net assets represent a future value for Equinor, either as possible distribution to premium fund which can be used for future funding of new liabilities, or disbursement of equity in the pension fund.

Equinor has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially different risks. Pension plans outside Norway are not material and as such not disclosed separately. The tables in this note present pension costs on a gross basis, before allocation to licence partners. In the Consolidated statement of income, the pension costs in Equinor ASA are presented net of costs allocated to licence partners.

Net pension cost

(in USD million)	2020	2019	2018

Current service cost	184	206	214
Losses/(gains) from curtailment, settlement or plan amendment	0	3	20
Notional contribution plans	55	56	55

Defined benefit plans	238	265	289
Defined contribution plans	192	182	173

Total net pension cost	432	446	462

In addition to the pension cost presented in the table above, financial items related to defined benefit plans are included in the Consolidated statement of income within Net financial items. Interest cost and changes in fair value of notional contribution plans of USD 203 million in 2020, and USD 260 million in 2019. Interest income of USD 117 million has been recognised in 2020, and USD 142 million in 2019.

(in USD million)	2020	2019

Defined benefit obligations at 1 January	8,363	8,176
Current service cost	184	206
Interest cost	203	263
Actuarial (gains)/losses - Financial assumptions	443	(23)
Actuarial (gains)/losses - Experience	(61)	6
Benefits paid	(250)	(236)
Losses/(gains) from curtailment, settlement or plan amendment	0	0
Paid-up policies	(7)	(14)
Foreign currency translation effects	286	(71)
Changes in notional contribution liability	55	56

Defined benefit obligations at 31 December	9,216	8,363

Fair value of plan assets at 1 January	5,589	5,187
Interest income	117	143
Return on plan assets (excluding interest income)	385	384
Company contributions	96	127
Benefits paid	(113)	(195)
Paid-up policies and personal insurance	(7)	(13)
Foreign currency translation effects	167	(44)

Fair value of plan assets at 31 December	6,234	5,589

Net pension liability at 31 December	(2,981)	(2,774)

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,310	1,093
Liability recognised as non-current pension liabilities (unfunded plans)	(4,292)	(3,867)

DBO specified by funded and unfunded pension plans	9,216	8,363

Funded	4,927	4,496
Unfunded	4,288	3,867

Actual return on assets	501	527

Equinor recognised an actuarial loss from changes in financial assumptions in 2020, mainly due to a larger decrease in discount rate compared to the other assumptions. An actuarial gain was recognised in 2019.

Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2020	2019	2018

Net actuarial (losses)/gains recognised in OCI during the year	3	401	(282)
Foreign currency translation effects	(109)	27	172
Tax effects of actuarial (losses)/gains recognised in OCI	19	(98)	22

Recognised directly in OCI during the year, net of tax	(87)	330	(88)

Cumulative actuarial (losses)/gains recognised directly in OCI, net of tax	(899)	(812)	(1,141)

Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

Rounded to the nearest quartile	2020	2019	2020	2019

Discount rate	2.25	2.75	1.75	2.25
Rate of compensation increase	2.25	2.75	2.00	2.25
Expected rate of pension increase	1.50	2.00	1.25	1.50
Expected increase of social security base amount (G-amount)	2.25	2.75	2.00	2.25

Weighted-average duration of the defined benefit obligation			15.6	15.8

The assumptions presented are for the Norwegian companies in Equinor which are members of Equinor's pension fund. The defined benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.

Expected attrition at 31 December 2020 was 0.3% and 3.6% for employees between 50-59 years and 60-67 years, and 0.3% and 3.3% in 2019. The attrition rate for the age group 60-67 years represent employees with immediate withdrawal of vested pension, thus remaining in the scheme.

For population in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate.

Disability tables for plans in Norway developed by the actuary were implemented in 2013 and represent the best estimate to use for plans in Norway.

Sensitivity analysis

The table below presents an estimate of the potential effects of changes in the key assumptions for the defined benefit plans. The following estimates are based on facts and circumstances as of 31 December 2020.

	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Effect on:
Defined benefit obligation at 31 December 2020	(651)	738	191	(181)	598	(541)	333	(364)
Service cost 2021	(22)	25	11	(11)	17	(15)	9	(10)

The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these assumptions.

Pension assets

The plan assets related to the defined benefit plans were measured at fair value. Equinor Pension invests in both financial assets and real estate.

The table below presents the portfolio weighting as approved by the board of Equinor Pension for 2020. The portfolio weight during a year will depend on the risk capacity.

Pension assets on investments classes			Target portfolio weight
(in %)	2020	2019

Equity securities	34.1	32.3	27 - 38
Bonds	50.2	46.4	40 - 53
Money market instruments	9.4	14.5	0 - 29
Real estate	6.4	6.3	5 - 10
Other assets, including derivatives	(0.1)	0.5

Total	100.0	100.0

In 2020, 81% of the equity securities and 2% of bonds had quoted market prices in an active market. 17% of the equity securities, 98% of bonds and 100% of money market instruments had market prices based on inputs other than quoted prices. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources.

In 2019, 92% of the equity securities and 6% of bonds had quoted market prices in an active market. 8% of the equity securities, 94% of bonds and 100% of money market instruments had market prices based on inputs other than quoted prices.

For definition of the various levels, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Company contributions to be made to Equinor Pension in 2021 are expected to be in the range of USD 130 million to USD 150 million.